Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 15 – Income Taxes

The Company has current net operating loss carryforwards in excess of $836,066 as of September 30, 2020, to offset future taxable income, which expire beginning 2029.

Deferred taxes are determined based on the temporary differences between the financial statement and income tax bases of assets and liabilities as measured by the enacted tax rates, which will be in effect when these differences reverse. The components of deferred income tax assets are as follows:

September 30, 2020
Deferred Tax Asset:
Net Operating Loss	$175,574
Valuation Allowance	(175,574)
Net Deferred Asset	$—

At September 30, 2020, the Company provided a 100% valuation allowance for the deferred tax asset because it could not be determined whether it was more likely than not that the deferred tax asset/(liability) would be realized.

Note 12 – Income Taxes

The Company has current net operating loss carryforwards in excess of $692,653 as of December 31, 2019, to offset future taxable income, which expire beginning 2029.

Deferred taxes are determined based on the temporary differences between the financial statement and income tax bases of assets and liabilities as measured by the enacted tax rates, which will be in effect when these differences reverse. The components of deferred income tax assets are as follows:

2019
Deferred Tax Asset:
Net Operating Loss	143,878
Valuation Allowance	(143,878)
Net Deferred Asset	-

At December 31, 2019, the Company provided a 100% valuation allowance for the deferred tax asset because it could not be determined whether it was more likely than not that the deferred tax asset/(liability) would be realized.